LEASES (Tables)	12 Months Ended
Feb. 28, 2026
LEASES
Schedule of supplemental information of the leases

	For the year ended	For the year ended
	February 28,	February 28,
	2025	2026
Cash payments for operating leases	$103,301	$128,528
Right-of-use assets obtained in exchange for operating lease liabilities	269,219	197,971

Schedule of maturity analysis for operating lease liabilities

As of February 28,
Fiscal year ending	2026
February 2027	$129,168
February 2028	110,073
February 2029	84,835
February 2030	49,554
February 2031	21,262
Thereafter	100,158

Total future lease payments	495,050
Less: Imputed interest	(107,574)

Present value of operating lease liabilities	$387,476